Interest and Fees Income (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Interest and Fees Income Costs [Abstract]
Schedule of Interest and Fees Income Costs
		Year ended December 31,
	Note	2021	2022	2023
		RMB	RMB	RMB

Interest and financing service fees on loans	(i)	1,770,351,645	1,574,074,534	1,580,001,675
- Interest income		1,759,906,523	1,573,405,364	1,579,868,355
- Financing service fees		10,445,122	669,170	133,320
Interest income charged to sales partners	(ii)	33,448,660	122,019,472	134,542,337
Interest income on debt securities	(iii)	-	22,195,046	20,468,849
Interest on deposits with banks		11,973,675	13,063,523	19,582,159
Total		1,815,773,980	1,731,352,575	1,754,595,020
(i)	Interest and financing service fees on loans, which include financing service fees on loans, are recognized in the consolidated statements of comprehensive income using the effective interest method. Financing service fees on loans, are deferred and amortized over the contractual life of the related loans utilizing the effective interest method.
(ii)	Interest income charged to sales partners refers to the cost of and interest on the partner’s instalment repurchase options under collaboration model.
(iii)	Interest income on debt securities in forms of partnership investment and corporate debt securities. Please refer to note 6(b).